Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated entities [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	¥ 4,366,906	¥ 5,872,624	¥ 6,234,378
Future production costs	(1,470,460)	(1,947,039)	(2,087,979)
Future development costs	(445,462)	(640,281)	(556,893)
Future income tax expense	(441,668)	(746,506)	(809,594)
Future net cash flows	2,009,316	2,538,798	2,779,912
Discount at 10% for estimated timing of cash flows	(947,035)	(1,213,729)	(1,397,846)
Standardized measure of discounted future net cash flows	1,062,281	1,325,069	1,382,066	¥ 1,024,526
Equity method investments [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows	¥ 8,573	¥ 20,356	¥ 24,805